Loans Receivable, Net (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($) Customer
Loans Receivable, Net (Textual)
Financing receivable recorded investment past due	Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.
Percentage of guaranteed loans	54.70%	33.40%
Gross loans receivable	$ 154,719,734	$ 140,913,782
Provision charges	4,650,887	2,166,110
Provision for loan and lease losses write offs	91,812	642,178
Gross loans pledged to China Great Wall Assets Management Co., Ltd. and related parties [Member]
Loans Receivable, Net (Textual)
Gross loans receivable	$ 50,396,198	$ 44,512,223
Minimum [Member]
Loans Receivable, Net (Textual)
Loan interest rate	17.28%	18.36%
Maximum [Member]
Loans Receivable, Net (Textual)
Loan interest rate	24.00%	22.44%
Business Loan [Member]
Loans Receivable, Net (Textual)
Number of customers | Customer	71	36
Gross loans receivable	$ 58,387,204	$ 41,794,907
Personal Loans [Member]
Loans Receivable, Net (Textual)
Number of customers | Customer	151	125
Gross loans receivable	$ 96,332,530	$ 99,118,875